UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

Annual Report

August 31, 2015

William Blair Directional Multialternative Fund

Class I
WDMIX

Institutional Class
WDMJX

Class N Class
WDMNX

Investment Adviser

William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois  60606

Phone: 1-855-772-4166

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

SCHEDULE OF SECURITIES SOLD SHORT	19

SCHEDULE OF OPTIONS WRITTEN	21

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	21

SCHEDULE OF TOTAL RETURN SWAPS	22

STATEMENT OF ASSETS AND LIABILITIES	24

STATEMENT OF OPERATIONS	26

STATEMENT OF CHANGES IN NET ASSETS	27

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43

NOTICE OF PRIVACY POLICY & PRACTICES	44

ADDITIONAL INFORMATION	45

Letter from the President

Dear Shareholder,

The William Blair Directional Multialternative Fund (“DMA Fund” or the “Fund”) launched on November 7, 2014. This annual report reflects performance for the partial year ended August 31, 2015.

The DMA Fund seeks to participate in equity market returns while tempering stock market downdrafts. The Fund invests primarily in long-biased equity long/short strategies and event-driven hedge fund strategies. Results through August 31 produced higher returns than the S&P 500 with lower volatility. The N class of the DMA Fund gained 2.21% from inception through the end of August. Over the same period, the S&P 500 produced a return with dividends re-invested of -1.29%. The HFRX Equity Hedge Fund Index returned -0.21% over the same period. The DMA Fund’s returns varied with an annualized standard deviation of 7.9%, which was a little more than half of the 15.1% annualized volatility experienced by the S&P 500 over the period.

Discussion of Performance

The Fund ultimately held on to gains built in the spring and early summer despite a sharp sell-off in stocks late in August. The move during one week in August changed the complexion of the entire year up to that point, and the following comments focus on this exceptional period. During one stretch in late August, the S&P 500 fell 9.7% while the Fund gave up 6.0%. The Fund thereby extended an advantage over the S&P 500 that had been built when the stock market was rising early in the year.

All six sub-strategies underlying the Fund contributed gains for the year through June, and all six gave up some ground in the two months prior to August 31. Even so, five of the six remained positive since inception and for the calendar year through August period. Only the macro allocation strategy turned negative over the period.

As expected, the two event-driven strategies held up better than the more long-biased strategies during the stock market’s sharp pull back in August. These two sub-advisers invest mostly in corporate events such as take-overs or spin-offs. The short time horizons and discrete nature of events help insulate such investments from broad market moves. The large number of announced takeovers, especially, fed these strategies over the past several quarters. The strategy that centers on merger-arbitrage broke even in August despite both the weak market and the collapse of a $46-billion proposed takeover of Syngenta by Monsanto. The other event-driven strategy lost less than a percent in the month. Such a small loss deserves note, considering that the manager of this second event-driven strategy focuses on Asia and that problems in Asia (stemming mainly from slowing Chinese growth) fueled the global  market conflagration.

None of the six sub-strategies underlying the DMA Fund – not even the macro strategy – fell as much as the S&P 500 did in August. The financial specialist suffered during the month and gave up most, but not all, of its year-to-date gains. The financial sector in general fared worse than the broader markets. Bank stocks fell in part because global prospects dimmed as Chinese growth slowed. Bank investors worried about the possibility that the Federal Reserve might therefore delay or at least slow an expected increase in interest rates. The financial specialist’s short positions contributed to performance but long positions in JP Morgan and Bank of America, among others, detracted from performance.

The other industry specialist sub-adviser focuses on technology stocks. Technology was also a difficult sector late in August. The sub-adviser’s hedges cushioned the decline, but long positions in stocks such as Cisco and Equifax cost the strategy almost 4%. Nevertheless, the technology specialist carried gains of 4.6% for the calendar year through August 31.

The Fund’s generalist equity long-short strategy was the strongest performer early in the year, but was the weakest of the stock equity managers from May through August. The generalist sub-strategy maintains a positive return of 1.6% since inception last November, but has fallen to slightly negative on the calendar year through August.

Allocations

The Fund’s allocation remains closely aligned with our target models. These models are designed to capture gains in the US equity market averages while blunting drawdowns when they occur. The tendency of the Fund to rebalance back to target levels has moved assets toward strategies that recently underperformed and are expected to recover their relative performance.

William Blair Directional Multialternative Fund
Strategy Allocations as of August 31, 2015 (Unaudited)

(Strategy allocations to sub-advisers include invested capital plus cash balances. In addition, percentages may not add to 100% due to rounding.)

Outlook

We do not know where the stock market will go over the next year but believe that it is unlikely to produce gains over the next several years as large as the exceptional annualized gains of the past six years.  Slightly more than half of the Fund’s portfolio remains invested in long-biased equity long/short strategies. The ability of the three long/short equity strategies to profit from stocks that fall in price should, we hope, allow them to fare better than long-only approaches in sideways or down markets. We anticipate dispersion among companies in the technology and financial sectors, particularly if and when the Federal Reserve begins an anticipated increase in interest rates.

Meanwhile, we believe event-driven strategies have the potential to profit from the exceptional volume of corporate acquisitions. Global merger and acquisition volume is on a pace to challenge the records set in 2007 and may approach $4 trillion in 2015. We believe that large corporate cash holdings, low borrowing costs, regulatory pressures, and an evolving global economy encourage continued corporate restructuring. Additionally, we believe that the rapid decline in energy prices in the middle of 2015 further encourages restructuring both within the energy industry and in energy-intensive industries. Barring a crisis, we anticipate that returns from investing around corporate events should depend only modestly, if at all, on the direction of the stock and bond markets.

Sincerely,

The Directional Multialternative Fund Portfolio Team

William Blair Directional Multialternative Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/2015 – 8/31/2015).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 989.40	$11.28
Hypothetical (5% return before expenses)***	$1,000.00	$1,013.86	$11.42

*
Expenses are equal to the Class I shares annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial period.  Excluding dividends, amortized and interest expense on short positions, Class I’s annualized expense ratio would be 1.80%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $9.03.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $9.15.

William Blair Directional Multialternative Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 989.40	$11.28
Hypothetical (5% return before expenses)***	$1,000.00	$1,013.86	$11.42

*
Expenses are equal to the Institutional Class shares annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial period.  Excluding dividends, amortized and interest expense on short positions, the Institutional Class’s annualized expense ratio would be 1.80%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $9.03.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $9.15.

	Class N
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 987.40	$12.52
Hypothetical (5% return before expenses)***	$1,000.00	$1,012.60	$12.68

*
Expenses are equal to the Class N shares annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial period.  Excluding dividends, amortized and interest expense on short positions, Class N’s annualized expense ratio would be 2.05%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $10.27.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $10.41.

William Blair Directional Multialternative Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Adviser seeks to achieve the Fund’s investment objective through the allocation of the Fund’s assets primarily among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment (or hedge fund) strategies, and through the Adviser’s direct management of Fund assets.  The Adviser intends to operate the Fund in a “manager of managers” structure, which will enable the Adviser to terminate and replace a sub-adviser without requiring shareholder approval.  This structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The Adviser is responsible for selecting each Sub-Adviser and for determining the amount of Fund assets allocated to each Sub-Adviser.  The Adviser will also monitor the performance, investment strategy and operational controls of each Sub-Adviser.  When allocating assets among Sub-Advisers, the Adviser considers a range of factors including each Sub-Adviser’s investment style and historical performance, including the types of securities or instruments they may use, the strategy they employ, or a geography or sector in which they invest.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Valued at the net unrealized appreciation (depreciation).

William Blair Directional Multialternative Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns as of August 31, 2015

			Since Inception
	3 Month	6 Month	(11/7/2014)
William Blair Directional Multialternative Fund
Class I	(2.94)%	(1.06)%	2.44%
Institutional Class	(2.94)%	(1.06)%	2.44%
Class N	(3.04)%	(1.26)%	2.21%
HFRX Equity Hedge Index	(4.17)%	(2.62)%	(0.21)%
S&P 500® Total Return Index	(5.92)%	(5.32)%	(1.29)%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-772-4166.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  It is not possible to invest directly in an index.

Class I

Growth of $500,000 Investment

*	Inception Date

William Blair Directional Multialternative Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class

Growth of $5,000,000 Investment

*	Inception Date

Class N

Growth of $10,000 Investment

*	Inception Date

William Blair Directional Multialternative Fund

Schedule of Investments

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92%

Automobiles & Components – 2.60%
American Axle & Manufacturing Holdings, Inc. (a)	33,962	$686,032
Fuji Heavy Industries Ltd. (c)	19,200	671,210
Nissan Motor Co. Ltd. (c)	40,000	359,737
Tesla Motors, Inc. (a)	1,856	462,255
Toyota Motor Corp. (b)(c)	37,000	2,186,931
		4,366,165

Banks – 11.06%
American National Bankshares, Inc.	2,530	59,784
Astoria Financial Corp.	24,110	389,859
Bank of America Corp. (b)	111,352	1,819,492
BSB Bancorp, Inc. (a)	4,231	88,512
Cheviot Financial Corp.	4,787	69,364
Citigroup, Inc. (b)	45,087	2,411,253
Citizens Financial Group, Inc.	15,751	390,940
Eastern Virginia Bankshares, Inc.	31,283	205,529
First Community Bancshares, Inc.	7,408	131,196
First Financial Bancorp	22,347	412,079
First Foundation, Inc. (a)	32,146	681,495
FS Bancorp, Inc.	3,783	87,955
Great Western Bancorp, Inc.	6,425	161,717
HomeTrust Bancshares, Inc. (a)	21,194	385,519
Hudson City Bancorp, Inc.	258,244	2,401,669
JPMorgan Chase & Co. (b)	35,267	2,260,615
Lakeland Bancorp, Inc.	14,412	159,397
Malvern Bancorp, Inc. (a)	10,647	165,348
Middleburg Financial Corp.	7,518	133,971
Mitsubishi UFJ Financial Group, Inc. (c)	128,000	844,311
National Bank Holdings Corp.	18,127	365,622
NewBridge Bancorp	40,664	339,544
Opus Bank	8,417	309,661
Peoples Bancorp of North Carolina, Inc.	12,166	236,264
People’s Utah Bancorp	16,549	278,851
Radian Group, Inc. (b)	47,124	847,289
Seacoast Banking Corp. of Florida (a)	19,426	302,268
SI Financial Group Inc.	10,289	116,677
Square 1 Financial, Inc. (a)	16,658	419,948
SVB Financial Group (a)(b)	12,162	1,521,223
TCF Financial Corp.	12,687	196,902
Westfield Financial, Inc.	25,719	192,892
Wintrust Financial Corp.	2,993	152,643
		18,539,789

Capital Goods – 2.49%
Eaton Corp. PLC (c)	7,447	424,926
HD Supply Holdings, Inc. (a)	23,817	785,961
Navistar International Corp. (a)	31,868	568,525

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92% (Continued)

Capital Goods – 2.49% (Continued)
Neff Corp. (a)	63,903	$421,121
Precision Castparts Corp.	3,078	708,709
Stock Building Supply Holdings, Inc. (a)	42,112	792,969
United Rentals, Inc. (a)	6,824	473,108
		4,175,319

Commercial & Professional Services – 2.72%
Atento SA (a)(c)	13,844	153,392
Edenred (c)	16,398	346,843
Equifax, Inc. (b)	8,475	829,703
Experian PLC (c)	27,256	460,005
Huron Consulting Group, Inc. (a)(b)	10,360	749,960
ManpowerGroup, Inc.	5,921	514,535
Nielsen Holdings PLC	3,290	148,807
Robert Half International, Inc.	7,106	362,619
SThree PLC (c)	56,321	302,485
Towers Watson & Co.	795	94,390
TransUnion (a)	800	20,688
TriNet Group, Inc. (a)	8,985	151,307
Verisk Analytics, Inc. (a)	1,752	128,036
WageWorks, Inc. (a)	6,013	269,443
West Corp. (b)	1,159	28,210
		4,560,423

Consumer Durables & Apparel – 4.87%
Beazer Homes USA, Inc. (a)	37,162	620,605
Century Communities, Inc. (a)	7,736	170,192
Crocs, Inc. (a)	25,648	377,795
D.R. Horton, Inc.	21,393	649,705
G-III Apparel Group Ltd. (a)	5,065	351,156
Gildan Activewear, Inc. (c)	14,668	460,282
GoPro, Inc. (a)	15,680	730,531
Hovnanian Enterprises, Inc. (a)	53,514	100,071
Kate Spade & Co. (a)	7,067	133,990
KB Home	47,678	698,483
NIKE, Inc. (b)	2,679	299,378
PVH Corp.	3,050	362,889
Steven Madden Ltd. (a)	7,837	320,220
TRI Pointe Homes, Inc. (a)	18,337	254,518
UCP, Inc. (a)(b)	63,625	518,544
VF Corp.	2,327	168,545
WCI Communities, Inc. (a)	61,977	1,544,467
William Lyon Homes (a)	18,003	407,948
		8,169,319

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92% (Continued)

Consumer Services – 1.78%
Accordia Golf Trust (c)	2,908,800	$1,309,017
H&R Block, Inc.	13,130	446,682
Pinnacle Entertainment, Inc. (a)	32,283	1,219,329
		2,975,028

Diversified Financials – 4.85%
Aiful Corp. (c)	67,000	258,050
American Express Co. (b)	3,686	282,790
Ashford, Inc. (a)	2,498	182,978
BlackRock, Inc.	2,404	727,138
Capital One Financial Corp. (b)	3,530	274,457
Cowen Group, Inc. (a)	173,385	917,207
Discover Financial Services (b)	5,501	295,569
E*TRADE Financial Corp. (a)	16,073	422,559
LendingClub Corp. (a)	23,829	299,054
Morgan Stanley (b)	16,514	568,907
MSCI, Inc.	7,671	464,249
Mulpha International BHD (a)(c)	9,796,400	652,984
Navient Corp.	14,996	191,799
OM Asset Management PLC (c)	49,648	820,185
State Street Corp. (b)	10,238	736,317
The Goldman Sachs Group, Inc. (b)	5,476	1,032,774
		8,127,017

Energy – 1.60%
Cameron International Corp. (a)	1,870	124,841
DNO ASA (a)(c)	1,537,926	1,793,627
Emerald Oil, Inc. (a)	3,672	13,256
Eurasia Drilling Co. Ltd. (c)	30,979	393,323
Helmerich & Payne, Inc.	4,670	275,577
Range Resources Corp.	1,968	76,004
		2,676,628

Food & Staples Retailing – 0.15%
SUPERVALU, Inc. (a)	30,837	254,097

Health Care Equipment & Services – 1.95%
Boston Scientific Corp. (a)	39,819	666,570
Centene Corp. (a)(b)	13,701	845,626
Health Net, Inc. (a)	3,178	203,583
Humana, Inc.	3,640	665,356
IMS Health Holdings, Inc. (a)(b)	5,463	163,180
Kindred Healthcare, Inc.	36,255	728,000
		3,272,315

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92% (Continued)

Insurance – 2.91%
American Financial Group, Inc.	7,875	$543,848
American International Group, Inc.	18,283	1,103,196
Hartford Financial Services Group, Inc.	19,592	900,252
HCC Insurance Holdings, Inc. (b)	30,065	2,323,123
		4,870,419

Materials – 1.66%
Boise Cascade Co. (a)	9,085	294,808
Cytec Industries, Inc.	1,107	82,139
JFE Holdings, Inc. (c)	25,000	387,150
Louisiana-Pacific Corp. (a)(b)	48,339	794,693
Nippon Steel & Sumitomo Metal Corp. (c)	200,000	410,125
Syngenta AG – ADR	2,200	152,548
Vulcan Materials Co.	7,119	666,481
		2,787,944

Media – 0.72%
IMAX Corp. (a)(c)	10,634	333,376
Markit Ltd. (a)(c)	10,196	291,402
Rentrak Corp. (a)	9,402	429,107
Sky PLC (c)	6,288	100,157
Twenty-First Century Fox, Inc.	1,855	50,808
		1,204,850

Pharmaceuticals, Biotechnology & Life Sciences – 2.79%
Depomed, Inc. (a)	10,136	272,962
Hospira, Inc. (a)(b)	24,649	2,217,670
KYTHERA Biopharmaceuticals, Inc. (a)	6,068	453,401
Myriad Genetics, Inc. (a)	11,321	425,217
Perrigo Co. PLC (c)	7,175	1,312,810
		4,682,060

Real Estate – 2.73%
CA Immobilien Anlagen AG (c)	78,301	1,454,267
Kenedix, Inc. (c)	180,000	634,078
Leopalace21 Corp. (c)	255,600	1,242,507
Nomura Real Estate Holdings, Inc. (c)	7,300	136,939
The Howard Hughes Corp. (a)	3,882	487,540
Tokyo Tatemono Co. Ltd. (b)(c)	50,000	628,081
		4,583,412

Retailing – 2.80%
Amazon.com, Inc. (a)(b)	1,102	565,205
American Eagle Outfitters, Inc.	8,030	136,671
Burlington Stores, Inc. (a)	8,932	474,200
DSW, Inc.	17,913	531,837
Expedia, Inc.	1,982	227,910

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92% (Continued)

Retailing – 2.80% (Continued)
Express, Inc. (a)	9,569	$195,208
Foot Locker, Inc.	5,066	358,622
Francescas Holdings Corp. (a)	14,203	159,642
Macy’s, Inc.	4,663	273,298
Mattress Firm Holdings Corp. (a)	7,276	437,215
Orbitz Worldwide, Inc. (a)	48,605	557,499
The Mens Wearhouse, Inc.	2,841	160,374
TripAdvisor, Inc. (a)	3,758	262,684
Wayfair, Inc. (a)	7,282	271,619
Zulily, Inc (a)	4,243	75,313
		4,687,297

Semiconductors & Semiconductor Equipment – 2.59%
Avago Technologies Ltd.	3,810	479,946
Broadcom Corp.	46,589	2,407,253
Cypress Semiconductor Corp.	41,605	416,050
First Solar, Inc. (a)(b)	2,770	132,517
Siltronic AG (a)(c)	3,900	109,409
Sino-American Silicon Products, Inc. (c)	46,475	42,536
SK Hynix, Inc. (c)	10,817	327,402
Sumco Corp. (c)	34,640	318,053
SunEdison Semiconductor Ltd. (a)(c)	8,675	104,100
		4,337,266

Software & Services – 11.42%
Accenture PLC (c)	6,844	645,184
Activision Blizzard, Inc.	12,201	349,315
Adobe Systems, Inc. (a)(b)	2,144	168,454
Akamai Technologies, Inc. (a)(b)	5,665	403,971
Alibaba Group Holdings Ltd. – ADR (a)(b)	2,626	173,631
Alliance Data Systems Corp. (a)	3,103	798,061
Automatic Data Processing, Inc. (b)	8,474	655,210
Baidu, Inc. – ADR (a)	940	138,415
Benefitfocus, Inc. (a)	6,412	235,192
Cardtronics, Inc. (a)	10,893	375,808
Cognizant Technology Solutions Corp. – Class A (a)(b)	8,867	558,089
CoStar Group, Inc. (a)(b)	1,279	226,434
Dealertrack Technologies Inc. (a)	44,946	2,820,811
Demandware, Inc. (a)	1,200	66,948
eBay, Inc. (a)	6,958	188,631
EPAM Systems, Inc. (a)	4,414	311,673
EVERTEC, Inc. (c)	17,786	321,927
ExlService Holdings, Inc. (a)(b)	24,385	882,249
FleetMatics Group PLC (a)(c)	4,818	215,654
Gartner, Inc. (a)	907	77,558
Genpact Ltd. (a)(c)	43,567	1,002,041
Global Payments, Inc. (b)	5,068	564,524

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92% (Continued)

Software & Services – 11.42% (Continued)
Google, Inc. – Class A (a)	273	$176,855
Google, Inc. – Class C (a)(b)	348	215,151
GrubHub, Inc. (a)	820	21,689
Guidewire Software, Inc. (a)	1,750	97,842
Heartland Payment Systems, Inc. (b)	15,972	951,612
HomeAway, Inc. (a)	11,368	326,148
HubSpot, Inc. (a)	2,500	118,225
Intuit, Inc.	5,047	432,780
Marketo, Inc. (a)	4,240	118,762
Microsoft Corp.	6,749	293,716
MYOB Group Ltd. (a)(c)	2,898	6,802
Paypal Holdings, Inc. (a)	25,982	909,370
Red Hat, Inc. (a)	2,521	182,041
salesforce.com, Inc. (a)	1,758	121,935
SS&C Technologies Holdings, Inc.	2,900	196,446
UBISOFT Entertainment (a)(c)	4,083	76,360
Vantiv, Inc. (a)	11,053	486,774
VeriFone Systems, Inc. (a)	21,036	657,165
Verint Systems, Inc. (a)(b)	5,791	308,834
VeriSign, Inc. (a)	3,870	266,798
Visa, Inc. (b)	15,423	1,099,660
WEX, Inc. (a)(b)	6,924	654,526
Xoom Corp. (a)	5,225	129,737
Zillow Group, Inc. – Class A (a)	1,615	40,989
Zillow Group, Inc. – Class C (a)	3,230	79,652
		19,149,649

Technology Hardware & Equipment – 2.62%
Apple, Inc. (b)	2,793	314,939
Arista Networks, Inc. (a)	3,930	293,925
Ciena Corp. (a)	19,676	439,950
Cisco Systems, Inc.	35,350	914,858
EMC Corp.	21,255	528,612
Hewlett-Packard Co. (b)	3,998	112,184
NetScout System, Inc. (a)	4,300	157,165
Nimble Storage, Inc. (a)	10,736	286,222
QUALCOMM, Inc.	16,085	910,089
Radware Ltd. (a)(c)	10,050	187,030
TE Connectivity Ltd. (c)	4,196	248,781
		4,393,755

Telecommunication Services – 0.00%
AT&T, Inc.	1	20

Transportation – 4.61%
American Airlines Group, Inc.	17,296	674,198
Avis Budget Group, Inc. (a)(b)	14,230	627,970

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

COMMON STOCKS – 68.92% (Continued)

Transportation – 4.61% (Continued)
Delta Air Lines, Inc.	13,690	$599,348
Hertz Global Holdings, Inc. (a)	50,502	930,752
Irish Continental Group PLC (c)	166,339	833,989
Japan Airlines Co. Ltd. (b)(c)	30,500	1,082,437
Ryder Systems, Inc.	9,566	784,125
Spirit Airlines, Inc. (a)	9,207	471,859
Swift Transportation Co. (a)	29,576	576,436
TNT Express NV (c)	39,989	337,778
United Continental Holdings, Inc. (a)	9,239	526,346
XPO Logistics, Inc. (a)	8,286	290,839
		7,736,077
TOTAL COMMON STOCKS (Cost $116,138,888)		115,548,849

	Principal
	Amount

CONVERTIBLE BONDS – 0.11%

Real Estate – 0.11%
American Realty Capital Properties, Inc.
3.750%, 12/15/2020	$208,000	192,141
TOTAL CONVERTIBLE BONDS (Cost $190,006)		192,141

CORPORATE BONDS – 4.17%
DNO ASA
8.750%, 06/18/2020 (c)	800,000	652,000
FMG Resources Aug 2006
9.750%, 03/01/2022 (c)(d)	800,000	733,000
FMG Resources August 2006 Ltd.
8.250%, 11/01/2019 (c)	600,000	464,250
Gulf Keystone Petroleum Ltd.
13.000%, 04/18/2017 (c)	600,000	426,060
Hellenic Republic Government Bond
3.000%, 02/24/2029 (c)	300,000	201,232
Novo Banco SA
3.500%, 01/02/2043 (c)	400,000	338,888
3.500%, 02/19/2043 (c)	100,000	83,721
Production Resource Group, Inc.
8.875%, 05/01/2019	804,000	615,060
Raiffeisen Bank International AG
4.500%, 02/21/2025 (c)	900,000	772,052
Royal Bank of Scotland Group PLC
5.250%, 06/30/2049	500,000	560,169
Scientific Games International Inc.
6.625%, 05/15/2021	445,000	331,525
Societe Generale SA
6.750%, 04/07/2049 (c)	1,100,000	1,254,419

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Principal
	Amount	Value

CORPORATE BONDS – 4.17% (Continued)
SITEL LLC / Sitel Finance Corp.
11.500%, 04/01/2018	$43,000	$44,344
Sprint Capital Corp.
8.750%, 03/15/2032	171,000	162,236
Time Warner Cable, Inc.
5.875%, 11/15/2040	359,000	340,032
WMIH Corp.
13.000%, 03/19/2030	20,426	19,404
TOTAL CORPORATE BONDS (Cost $6,980,416)		6,998,392

FOREIGN GOVERNMENT NOTES/BONDS – 0.16%
Hellenic Republic Government Bond
3.000%, 02/24/2027 (c)	100,000	70,101
3.000%, 02/24/2028 (c)	300,000	205,726
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $212,256)		275,827

	Shares
MUTUAL FUNDS – 9.78%

Diversified Financials – 0.41%
American Capital Ltd. (a)(b)	49,770	692,300

Funds, Trusts, and Other Financial Vehicles – 9.37%
William Blair Macro Allocation Fund (e)	1,317,157	15,700,506
TOTAL MUTUAL FUNDS (Cost $17,758,947)		16,392,806

	Contracts
PURCHASED OPTIONS – 0.07%

Call Options – 0.05%
CBOE Volitility Index
Expiration: September 2015, Exercise Price $17.00	92	81,880
Total Call Options		81,880

Put Options – 0.02%
Perrigo Co. PLC
Expiration: September 2015, Exercise Price $185.00 (c)	32	22,080
SPDR S&P 500 ETF
Expiration: September 2015, Exercise Price $194.00	37	8,473
Total Put Options		30,553
TOTAL PURCHASED OPTIONS (Cost $52,486)		112,433

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

August 31, 2015

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 1.67%

Real Estate – 1.67%
Great Ajax Corp.	45,529	$583,226
Hulic Reit, Inc. (c)	346	400,171
Invesco Office J-Reit, Inc. (c)	552	442,171
Kenedix Retail REIT Corp. (c)	180	380,613
NIPPON REIT Investment Corp. (c)	457	985,936
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,076,750)		2,792,117

MONEY MARKET FUNDS – 8.17%

Money Market Fund – 8.17%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.010% (f)	13,700,022	13,700,022
TOTAL MONEY MARKET FUNDS (Cost $13,700,022)		13,700,022
Total Investments (Cost $158,109,771) – 93.05%		156,012,587
Other Assets in Excess of Liabilities – 6.95%		11,651,238
TOTAL NET ASSETS – 100.00%		$167,663,825

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for written options, forwards, and securities sold short.
(c)	Foreign issued security.
(d)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $733,000, represents 0.44% of net assets.
(e)	Affiliated company. See footnote 8.
(f)	Variable rate security. The rate shown is as of August 31, 2015.
ADR – American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by William Blair & Company.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short

August 31, 2015

	Shares	Value

SECURITIES SOLD SHORT

EQUITIES
Acom Co. Ltd. (a)	(93,600)	$(421,701)
Aetna, Inc.	(5,558)	(636,501)
AMC Networks, Inc.	(3,239)	(234,439)
American Homes 4 Rent (b)	(25,717)	(410,957)
ANA Holdings, Inc. (a)	(124,000)	(363,148)
Avago Technologies Ltd.	(9,443)	(1,189,535)
BOK Financial Corp.	(2,109)	(133,458)
Capital One Financial Corp.	(8,652)	(672,693)
Centene Corp.	(1,805)	(111,405)
Cerner Corp.	(4,401)	(271,806)
Charter Communications, Inc. – Class A	(5,115)	(928,934)
Commonwealth Bank of Australia (a)	(9)	(481)
Consumer Staples Select Sector SPDR Fund (c)	(25,150)	(1,189,847)
Discover Financial Services	(12,177)	(654,270)
Discovery Communications, Inc.	(6,223)	(165,532)
Equinix, Inc. (b)	(1,109)	(299,175)
Expedia, Inc.	(4,822)	(554,482)
Exxon Mobil Corp.	(4,000)	(300,960)
Gaming & Leisure Properties, Inc. (b)	(27,441)	(849,025)
IDEXX Laboratories, Inc.	(5,547)	(396,444)
iShares Core S&P Small-Cap ETF (c)	(14,096)	(1,562,260)
iShares Global Utilities ETF (c)	(4,876)	(215,178)
iShares MSCI Brazil Capped ETF (c)	(3,840)	(95,539)
iShares MSCI Emerging Markets ETF (c)	(3,712)	(125,614)
iShares MSCI Taiwan ETF (c)	(40,961)	(547,239)
iShares North American Tech ETF (c)	(6,200)	(631,346)
iShares North American Tech-Software ETF (c)	(6,941)	(660,575)
iShares Russell 2000 ETF (c)	(10,528)	(1,212,826)
iShares Russell 2000 Growth ETF (c)	(11,821)	(1,692,649)
iShares Russell Mid-Cap Growth ETF (c)	(755)	(69,777)
iShares S&P Small-Cap 600 Growth ETF (c)	(577)	(71,871)
iShares US Consumer Goods ETF (c)	(1,935)	(199,382)
iShares US Technology ETF (c)	(5,115)	(514,774)
Kintetsu Group Holdings Co. Ltd. (a)	(89,000)	(317,498)
Kroger Co.	(13,012)	(448,913)
Lifepoint Health, Inc.	(3,484)	(272,205)
M&T Bank Corp.	(11,646)	(1,377,022)
Mitsui & Co. Ltd. (a)	(28,000)	(364,105)
Mobile Mini, Inc.	(6,742)	(229,295)
Molina Healthcare, Inc.	(4,196)	(312,980)
NBT Bancorp, Inc.	(7,549)	(195,519)
New York Community Bancorp, Inc.	(41,576)	(734,232)
Nielsen Holdings PLC (a)	(8,425)	(381,063)
Paychex, Inc.	(9,267)	(413,864)
People’s United Financial, Inc.	(29,441)	(456,336)
Physicians Reality Trust (b)	(6,553)	(95,019)
PNC Financial Services Group, Inc.	(7,210)	(656,975)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short (Continued)

August 31, 2015

	Shares	Value

SECURITIES SOLD SHORT (Continued)

EQUITIES (Continued)
PowerShares Dynamic Retail Portfolio (c)	(7,174)	$(271,034)
PureFunds ISE Cyber Security ETF (c)	(5,370)	(145,634)
Rite Aid Corp.	(31,570)	(260,453)
Schlumberger Ltd. (a)	(1,339)	(103,598)
Scripps Networks Interact Inc. – Class A	(3,533)	(187,567)
Sharp Corp. (a)	(150,000)	(218,347)
SPDR S&P 500 ETF Trust (c)	(39,128)	(7,734,431)
SPDR S&P Transportation ETF (c)	(2,541)	(234,128)
Sprouts Farmers Market, Inc.	(6,672)	(135,909)
STERIS Corp.	(1,405)	(89,990)
Talmer Bancorp, Inc.	(21,150)	(343,688)
The Hain Celestial Group, Inc.	(8,381)	(510,068)
The Priceline Group, Inc.	(233)	(290,933)
TonenGeneral Sekiyu KK (a)	(40,000)	(400,328)
Twenty-First Century Fox, Inc.	(8,500)	(232,815)
US Bancorp	(15,622)	(661,592)
Vanguard Consumer Staples ETF (c)	(3,301)	(408,334)
Vanguard Small-Cap Growth ETF (c)	(253)	(31,746)
TOTAL EQUITIES (Proceeds $37,174,996)		(35,899,444)

RIGHTS
Commonwealth Bank Of Australia (a)	(98)	(247)
TOTAL RIGHTS (Proceeds $659)		(247)

	Principal
	Amount

CORPORATE BONDS

Rental and Leasing Services
The Hertz Corp.
7.375%, 01/15/2021	$(107,000)	(112,082)
6.250%, 10/15/2022	(107,000)	(109,408)
TOTAL BONDS (Proceeds $218,548)		(221,490)
TOTAL SECURITIES SOLD SHORT (Proceeds $37,394,203)		$(36,121,181)

(a)	Foreign issued security.
(b)	Real estate investment trusts.
(c)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Options Written

August 31, 2015

	Contracts	Value

CALL OPTIONS
Syngenta AG
Expiration: September 2015, Exercise Price $75.00	(22)	$(1,760)
TOTAL CALL OPTIONS		(1,760)

PUT OPTIONS
Perrigo Co. PLC
Expiration: September 2015, Exercise Price $165.00	(64)	(6,080)
TOTAL PUT OPTIONS		(6,080)
TOTAL OPTIONS WRITTEN (Premiums Received $20,618)		$(7,840)

Schedule of Open Forward Currency Contracts

August 31, 2015

Purchase Contracts:

	Notional
	Amount in			U.S. $		U.S. $
	Currency	Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	to be	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of Contract	Received	Date	Received	2015	Delivered	Date	(Depreciation)
Morgan Stanley & Co., Inc.	444,000	9/16/15	Euro	498,347	U.S. Dollar	504,686	$(6,339)
TOTAL PURCHASE CONTRACTS							$(6,339)

Sale Contracts:

	Notional
	Amount in			U.S. $		U.S. $
	Currency	Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	to be	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of Contract	Delivered	Date	Received	2015	Delivered	Date	(Depreciation)
Morgan Stanley & Co., Inc.					Australian
	(500,000)	9/25/15	U.S. Dollar	(355,371)	Dollar	(369,190)	$13,819
Morgan Stanley & Co., Inc.	(5,200,000)	9/25/15	U.S. Dollar	(5,837,277)	Euro	(5,796,238)	(41,039)
JP Morgan	(888,000)	9/16/15	U.S. Dollar	(996,694)	Euro	(1,006,283)	9,589
Morgan Stanley & Co., Inc.					Japanese
	(755,000,000)	9/25/15	U.S. Dollar	(6,230,129)	Yen	(6,112,469)	(117,660)
Morgan Stanley & Co., Inc.					Japanese
	(620,000,000)	9/29/15	U.S. Dollar	(5,116,541)	Yen	(5,107,997)	(8,544)
Morgan Stanley & Co., Inc.					Malaysian
	(1,300,000)	9/25/15	U.S. Dollar	(308,924)	Ringgit	(343,552)	34,628
					Singapore
Morgan Stanley & Co., Inc.	(1,800,000)	9/25/15	U.S. Dollar	(1,274,062)	Dollar	(1,334,824)	60,762
TOTAL SALES CONTRACTS							$(48,445)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Total Return Swaps

August 31, 2015

	Pay/
	Receive
	Total					U.S. $
	Return on			U.S. $		Unrealized
	Reference	Financing	Termination	Notional	Number	Appreciation
Reference Entity (a)	Entity	Rate	Date	Amount	of Units	(Depreciation)
888 Holdings PLC	Receive	-6.397%	11/11/2016	(58,766)	(23,531)	$(1,346)
Aetna, Inc.	Receive	-0.310%	11/11/2016	(95,968)	(838)	754
Aga Rangemaster Group PLC	Pay	1.156%	11/14/2016	22,982	8,173	(163)
Alent PLC	Pay	1.156%	11/14/2016	622,529	85,377	10,231
Altera Corp.	Pay	0.797%	11/11/2016	2,242,476	46,189	29,561
ARRIS Group, Inc.	Receive	0.010%	1/6/2017	(54,346)	(2,057)	(2,942)
Baker Hughes, Inc.	Pay	0.797%	11/11/2016	428,736	7,656	52,061
Ball Corporation	Receive	0.010%	1/6/2017	(186,328)	(2,827)	(6,559)
BG Group PLC	Pay	1.156%	11/14/2016	2,629,948	173,279	152,503
Bwin.Party Digital Entertainment PLC	Pay	1.156%	11/14/2016	199,684	112,040	2,548
Cameron International Corp.	Pay	0.797%	11/11/2016	329,794	4,940	25,038
Charter Communications,
Inc. – Class A	Receive	-1.596%	11/11/2016	(440,949)	(2,428)	(9,736)
Delhaize Group	Pay	0.551%	11/14/2016	96,992	1,084	199
Equinix, Inc.	Receive	0.010%	1/6/2017	(486,665)	(1,804)	(33,663)
Genel Energy PLC	Pay	1.036%	11/11/2016	325,990	60,000	(33,442)
Halliburton Co.	Receive	-0.310%	11/11/2016	(337,387)	(8,574)	(42,184)
Home Properties, Inc.	Pay	0.797%	11/11/2016	956,122	12,884	(770)
Humana, Inc.	Pay	0.797%	11/11/2016	731,160	4,000	8,240
iiNet Ltd.	Pay	2.585%	2/20/2017	561,491	82,618	1,879
Independence Group NL	Receive	1.442%	2/20/2017	(114,262)	(48,331)	(3,534)
Kabel Deutschland Holding AG	Pay	0.551%	11/14/2016	662,755	4,894	(3,668)
Koninklijke Ahold NV	Receive	-0.800%	11/14/2016	(101,551)	(5,149)	(606)
Pace PLC	Pay	1.156%	11/14/2016	73,880	14,137	1,598
Pirelli & C. SpA	Pay	0.551%	11/14/2016	303,260	18,100	(1,215)
Platform Specialty Products	Receive	0.010%	1/6/2017	(56,731)	(2,964)	(3,586)
Precision Castparts Corp.	Pay	0.797%	11/11/2016	2,072,250	9,000	12,330
Quintain Estates &
Development PLC	Pay	1.156%	11/14/2016	244,771	122,702	(1,023)
Rexam PLC	Pay	1.156%	11/14/2016	508,044	61,929	115
Rio Tinto PLC	Receive	0.103%	11/11/2016	(328,595)	(9,000)	30,738
Royal Dutch Shell PLC – Class B	Receive	-0.247%	11/14/2016	(2,015,250)	(77,186)	(94,836)
RSA Insurance Group PLC	Pay	1.156%	11/14/2016	344,937	44,188	(5,517)
Schlumberger Ltd.	Receive	-0.310%	11/11/2016	(273,658)	(3,537)	(20,139)
Sirius Resources NL	Pay	2.585%	2/20/2017	142,765	73,227	4,176
STERIS Corp.	Receive	-0.117%	1/6/2017	(310,258)	(4,844)	(10,075)
Synergy Health PLC	Pay	0.847%	11/14/2016	408,993	16,402	7,479
Synergy Health PLC	Receive	-0.247%	11/14/2016	(52,240)	(2,095)	(368)
Telecity Group PLC	Pay	1.156%	11/14/2016	1,474,550	89,084	27,038
Time Warner Cable, Inc.	Pay	0.797%	11/16/2016	2,861,732	15,384	12,615
TNT Express NV	Pay	0.551%	11/14/2016	518,421	61,375	(1,112)
World Duty Free SpA	Pay	0.551%	11/14/2016	78,812	6,869	(203)
TOTAL NET UNREALIZED APPRECIATION (DEPRECIATION) ON TOTAL RETURN SWAPS						$102,416

(a)	Morgan Stanley & Co., Inc. is the counterparty for these open total return swaps.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

William Blair Directional Multialternative Fund

Statement of Assets and Liabilities

August 31, 2015

ASSETS
Investments in affiliated issuers, at value (cost $17,042,134)	$15,700,506
Investments in unaffiliated issuers, at value (cost $141,067,637)	140,312,081
Cash	304,990
Foreign currency, at value (cost $1,783,970)	1,778,977
Receivables:
Investments sold	1,294,095
Fund shares sold	25,000
Swap contracts	662,210
Dividends and interest	317,755
Unrealized appreciation on open swap contracts	379,103
Unrealized appreciation on forward currency contracts	118,798
Cash held for collateral at custodian	10,648,332
Deposits at brokers for derivative instruments(1)	37,717,159
Other assets	10,777
TOTAL ASSETS	209,269,783

LIABILITIES
Written options, at value (premiums received $20,618)	7,840
Securities sold short, at value (proceeds received $37,394,203)	36,121,181
Payables:
Investments purchased	4,469,634
Fund shares redeemed	40,000
Due to custodian	442
To affiliates	80,504
To distributor	541
To adviser	257,391
Dividends and interest on short positions	54,755
Swap dividend and interest payable	55,075
Unrealized depreciation on open swap contracts	276,687
Unrealized depreciation on forward currency contracts	173,582
Accrued expenses and other liabilities	68,326
TOTAL LIABILITIES	41,605,958
NET ASSETS	$167,663,825

Net assets consist of:
Paid-in capital	$166,023,847
Accumulated net investment income	46,802
Accumulated undistributed net realized gain	2,442,618
Net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(1,341,628)
Investments in unaffiliated issuers	(815,503)
Swap contracts	102,416
Forward currency contracts	(54,784)
Securities sold short	1,273,022
Foreign currency translation	(85,690)
Purchased options	59,947
Written options	12,778
NET ASSETS	$167,663,825

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Assets and Liabilities (Continued)

August 31, 2015

Class I
Net assets	$3,421,694
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	334,873
Net asset value, minimum offering, and redemption price per share	$10.22
Institutional Class
Net assets	$163,856,152
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	16,037,116
Net asset value, offering, and redemption price per share	$10.22
Class N
Net assets	$385,979
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	37,828
Net asset value, offering, and redemption price per share	$10.20

(1)	Serves as collateral for securities sold short and derivative instruments including forwards, swaps and options.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Operations

For the Period Ended August 31, 2015(1)

INVESTMENT INCOME
Dividend income from affiliated issuers	$554,161
Dividend income from unaffiliated issuers(2)	543,067
Interest income	283,274
TOTAL INVESTMENT INCOME	1,380,502
EXPENSES
Management fees	1,868,071
Dividend expense	518,765
Administration and accounting fees	130,343
Federal and state registration fees	61,886
Custody fees	58,995
Transfer agent fees and expenses	51,463
Pricing fees	38,358
Legal fees	30,998
Chief Compliance Officer fees	27,755
Audit and tax fees	24,743
Reports to shareholders	13,819
Interest expense	11,822
Trustees’ fees	5,790
Distribution fees – Class N	541
Other expenses	18,090
TOTAL EXPENSES	2,861,439
Less waivers and reimbursement by Adviser (Note 4)	(135,630)
Less fees waived by Adviser (Note 6)	(93,101)
NET EXPENSES	2,632,708
NET INVESTMENT LOSS	(1,252,206)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments in unaffiliated issuers	$2,883,749
Futures contracts	6,846
Swap contracts	58,287
Forward currency contracts	804,911
Securities sold short	(95,543)
Foreign currency translation	358,275
Purchased options	(3,243)
Written options	(11,621)
4,001,661
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(1,341,628)
Investments in unaffiliated issuers	(815,503)
Swap contracts	102,416
Forward currency contracts	(54,784)
Securities sold short	1,273,022
Foreign currency translation	(85,690)
Purchased options	59,947
Written options	12,778
(849,442)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	3,152,219
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,900,013

(1)	The Fund commenced operations on November 7, 2014.
(2)	Net of $24,711 in foreign withholding taxes and issuance fees.-

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Changes in Net Assets

Period Ended
August 31, 2015(1)
FROM OPERATIONS
Net investment loss	$(1,252,206)
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,883,749
Futures contracts	6,846
Swap contracts	58,287
Forward contracts	804,911
Securities sold short	(95,543)
Foreign currency translation	358,275
Purchased options	(3,243)
Written options	(11,621)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(1,341,628)
Investments in unaffiliated issuers	(815,503)
Swap contracts	102,416
Forward contracts	(54,784)
Securities sold short	1,273,022
Foreign currency translation	(85,690)
Purchased options	59,947
Written options	12,778
Net increase in net assets from operations	1,900,013

FROM DISTRIBUTIONS
Net investment income – Class I	(2,223)
Net investment income – Institutional Class	(257,388)
Net investment income – Class N	(424)
Net decrease in net assets resulting from distributions paid	(260,035)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Class I	3,708,554
Net asset value of shares issued to shareholders
in payment of distributions declared – Class I	1,983
Payments for shares redeemed – Class I	(234,353)
Proceeds from shares sold – Institutional Class	172,407,935
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	112,779
Payments for shares redeemed – Institutional Class	(10,359,464)
Proceeds from shares sold – Class N	400,148
Net asset value of shares issued to shareholders
in payment of distributions declared – Class N	214
Payments for shares redeemed – Class N	(13,949)
Net increase in net assets from capital share transactions	166,023,847
TOTAL INCREASE IN NET ASSETS	167,663,825

NET ASSETS:
Beginning of Period	—
End of Period	$167,663,825
ACCUMULATED NET INVESTMENT INCOME	$46,802

(1)	The Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Class I

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
August 31, 2015(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.11)
Net realized and unrealized gain on investments and foreign currency	0.35
Total from investment operations	0.24

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$10.22

Total Return(3)(4)	2.44%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,422

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.46%
Excluding dividend and interest expense on short positions	2.01%

After waivers and reimbursements or recoupment of expenses	2.25%
Excluding dividend and interest expense on short positions	1.80%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(5)(6)	(1.47)%
After waivers and reimbursements or recoupment of expenses	(1.26)%

Portfolio turnover rate(4)(7)	141.80%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
August 31, 2015(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.09)
Net realized and unrealized gain on investments and foreign currency	0.33
Total from investment operations	0.24

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$10.22

Total Return(3)(4)	2.44%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$163,856

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.45%
Excluding dividend and interest expense on short positions	2.00%

After waivers and reimbursements or recoupment of expenses	2.25%
Excluding dividend and interest expense on short positions	1.80%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.27)%
After waivers and reimbursements or recoupment of expenses	(1.07)%

Portfolio turnover rate(4)(7)	141.80%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Class N

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
August 31, 2015(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.11)
Net realized and unrealized gain on investments and foreign currency	0.33
Total from investment operations	0.22

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$10.20

Total Return(3)(4)	2.21%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$386

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.70%
Excluding dividend and interest expense on short positions	2.25%

After waivers and reimbursements or recoupment of expenses	2.50%
Excluding dividend and interest expense on short positions	2.05%

Ratio of net investment income (loss) to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.53)%
After waivers and reimbursements or recoupment of expenses	(1.33)%

Portfolio turnover rate(4)(7)	141.80%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratio include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund
Notes to Financial Statements
August 31, 2015

1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The William Blair Directional Multialternative Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 7, 2014. Class N shares are subject to a 0.25% Rule 12b-1 distribution fee.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved Pricing Service (“Pricing Service”)) and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean in accordance with prices supported by a Pricing Service. A Pricing Service may use valuation methods such as the mean between the bid and ask prices. If the bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. The Fund’s Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter options with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are valued at the mean between the bid and asked prices.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2015:

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Common Stocks	$99,563,167	$15,985,682	$—	$115,548,849
Convertible Bonds	—	192,141	—	192,141
Corporate Bonds	—	6,998,392	—	6,998,392
Foreign Government Notes/Bonds	—	275,827	—	275,827
Mutual Funds	16,392,806	—	—	16,392,806
Purchased Options	112,433	—	—	112,433
Real Estate Investment Trusts	583,226	2,208,891	—	2,792,117
Short-Term Investments	13,700,022	—	—	13,700,022
Total Assets	$130,351,654	$25,660,933	$—	$156,012,587

Liabilities:
Securities Sold Short
Common Stock	$(14,545,476)	$(2,085,608)	$—	$(16,631,084)
Corporate Bonds	—	(221,490)	—	(221,490)
Exchange-Traded Funds	(17,614,184)	—	—	(17,614,184)
Real Estate Investment Trusts	(1,654,176)	—	—	(1,654,176)
Rights	(247)	—	—	(247)
Total Securities Sold Short	(33,814,083)	(2,307,098)	—	(36,121,181)
Written Options	(1,760)	(6,080)	—	(7,840)
Total Liabilities	$(33,815,843)	$(2,313,178)	$—	$(36,129,021)

Other Financial Instruments(2)
Forwards	$—	$(54,784)	$—	$(54,784)
Swaps	—	102,416	—	102,416
Total Other Financial Instruments	$—	$47,632	$—	$47,632

(1)	See the Schedule of Investments for industry classifications.

(2)
Other financial instruments are futures contracts, swap contracts and forward currency contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

(3)
The Fund measures Level 3 security as of the beginning and end of each financial reporting period.  For the period ended August 31, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended August 31, 2015. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

(c) Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for as	Statement of Assets &		Statement of Assets &
hedging instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$112,433	Written options, at value	$7,840
Foreign Exchange	Unrealized appreciation on		Unrealized depreciation on
Contracts – Forwards	forward currency contracts	118,798	forward currency contracts	173,582
Equity Contracts – Swaps	Unrealized appreciation		Unrealized depreciation
on open swap contracts		379,103	on open swap contracts	276,687
Total		$610,334		$458,109

The effect of derivative instruments on the income for the period November 7, 2014 through August 31, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange Contracts	$—	$—	$—	$—	$804,911	$804,911
Equity Contracts	(3,243)	(11,621)	6,846	58,287	—	50,269
Total	$(3,243)	$(11,621)	$6,846	$58,287	$804,911	$855,180

	Change in Unrealized Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange Contracts	$—	$—	$—	$—	$(54,784)	$(54,784)
Equity Contracts	59,947	12,778	—	102,416	—	175,141
Total	$59,947	$12,778	$—	$102,416	$(54,784)	$120,357

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

The following tables represent the offsetting assets and liabilities as of August 31, 2015:

Assets:
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the		Cash &	Net
	Amounts of	Statement of	Statement	Derivatives	Securities	Amount of
	Recognized	Assets and	of Assets	Available	Collateral	Derivative
	Assets	Liabilities	and Liabilities	for Offset	Received	Asset
Description
Total Return Swap Contracts	$379,103	$—	$379,103	$(276,687)	$—	$102,416
Forward Contracts	118,798	—	118,798	(118,798)	—	—
	$497,901	$—	$497,901	$(395,485)	$—	$102,416
Liabilities:
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the		Cash &	Net
	Amounts of	Statement of	Statement	Derivatives	Securities	Amount of
	Recognized	Assets and	of Assets	Available	Collateral	Derivative
	Liabilities	Liabilities	and Liabilities	for Offset	Pledged	Liability
Description
Total Return Swap Contracts	$276,687	$—	$276,687	$(276,687)	$—	$—
Forward Contracts	173,582	—	173,582	(118,798)	(54,784)	—
Written Option	7,840	—	7,840	—	(7,840)	—
	$458,109	$—	$458,109	$(395,485)	$(62,624)	$—

Options

The Fund is subject to equity price risk and foreign currency fluctuations in the normal course of pursuing its investment objectives. The Fund enters into written call options for speculative purposes and to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

Transactions in options written during the period ended August 31, 2015 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	—	$—
Options written	380	57,824
Options terminated in closing transactions	(107)	(24,830)
Options exercised	(107)	(21,389)
Options expired	(144)	(570)
Outstanding, end of period	22	$11,035

	Contracts	Premiums
Put Options
Outstanding, beginning of period	—	$—
Options written	158	19,344
Options terminated in closing transactions	—	—
Options exercised	(20)	(2,049)
Options expired	(74)	(7,712)
Outstanding, end of period	64	$9,583

As of August 31, 2015, the fair value of long positions which served as collateral for call options written was $9,157.

Transactions in purchased options during the period ended August 31, 2015 were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	6,969
Options terminated in closing transactions	(1,803)
Options exercised	(529)
Options expired	(4,476)
Outstanding, end of period	161

Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the obligations for futures contracts or the market value of the instrument underlying the contract. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets, with a value marked-to-market daily, sufficient to cover its potential obligations.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$—	$15,672,051
Short	$632,146	$15,530,738

Swap Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and volatility risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes to manage these risks. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss until contracts are closed or payments are received/paid and recognized as income. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. At August 31, 2015, the Fund did not have any deposits with brokers to serve as collateral for swap contracts. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss.

For the period ended August 31, 2015, the Fund recorded net realized gain of $58,287 resulting from swap activity. The average monthly notional amount of swaps during the period was $15,883,584 for long positions and $5,324,447 for short positions.

(d) Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. At August 31, 2015, the Fund had deposits with brokers which

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

served as collateral for derivative instruments and securities sold short and unencumbered cash. The Fund’s deposit with a broker for securities sold short is with Morgan Stanley.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended August 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

(f) Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(i) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 distribution and service fees are expensed at 0.25% of average daily net assets of the Class N shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(j) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for best tax relief order. Dividend income and expense, less net foreign withholding tax, are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Payments received on securities in default are recorded as return of capital.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended August 31, 2015:

August 31, 2015
Ordinary Income	$260,035
As of August 31, 2015, the components of accumulated earnings on a tax basis were as follows:
Cost basis of investments for federal income tax purposes	$158,647,381
Gross tax unrealized appreciation	5,866,395
Gross tax unrealized depreciation	(8,501,189)
Net tax unrealized depreciation	(2,634,794)
Undistributed ordinary income	3,307,143
Undistributed long-term capital gain	34,661
Total distributable earnings	3,341,804
Other accumulated losses	932,968
Total accumulated losses	$1,639,978

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2015, the following table shows the reclassifications made:

Undistributed Net
Net Investment	Accumulated Net
Income/(Loss)	Gain/(Loss)	Paid In Capital
$1,559,043	$(1,559,043)	—

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 1.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through October 30, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

Class I	Institutional Class	Class N
1.80%	1.80%	2.05%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the waivers per class that are subject to potential recovery expiring on:

	Class I	Institutional Class	Class N
August 31, 2018	$1,971	$133,402	$257

The Fund has invested in other investment vehicles sponsored by the Adviser (“other William Blair Funds”) during the period; the Adviser waived its advisory fee to the Fund in an amount equal to the advisory fee paid to the Adviser by the other William Blair Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the period ended August 31, 2015 per class:

Class I	Institutional Class	Class N
$1,213	$91,714	$174

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Buckingham Capital Management, Inc.
Cube Capital LLP
FSI Group LLC
Havens Advisors L.L.C.
Wellington Management Company LLP

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay William Blair & Company, L.L.C. (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class N shares, for services to prospective Fund shareholders and distribution of Fund shares. The Distributor and the Adviser are affiliated companies. As of and during the period ended August 31, 2015, the Fund accrued and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Expensed	Fees Owed
Class N	$541	$541

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian. The following table details the fees expensed for each service during the period ended August 31, 2015, as well as the fees owed as of August 31, 2015.

	Fees Expensed	Fees Owed as of
	During Fiscal Period	August 31, 2015
Administration and Fund accounting	$130,343	$31,609
Pricing fees	38,358	10,711
Custody	58,995	14,334
Transfer agent	51,463	11,234
Compliance fees*	11,400	3,900

* Included in other expenses in Statement of Operations.

The Fund also has a line of credit with U.S. Bank (see Note 10).

The Distributor is affiliated with the Adviser.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended August 31, 2015, the Fund was allocated $27,755 of the Trust’s Chief Compliance Officer fee. At August 31, 2015, the Fund owed fees of $8,716 to USBFS for Chief Compliance Officer’s services.

The Fund invests in the William Blair Macro Allocation Fund (“Macro Fund,”) which is an investment company sponsored or managed by the Adviser. To the extent the Fund invests in the Macro Fund or another underlying investment company advised by the Adviser, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other William Blair funds in respect of Fund assets so invested. During the period ended August 31, 2015, the Adviser waived $93,101 in advisory fees related to the Fund’s investment in the Macro Fund.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
August 31, 2015(1)
Class I
Shares sold	357,230
Shares redeemed	(22,553)
Shares issued to holders in reinvestment of distribution	196
Net increase	334,873

Institutional Class
Shares sold	17,025,827
Shares redeemed	(999,855)
Shares issued to holders in reinvestment of distribution	11,144
Net increase	16,037,116

Class N
Shares sold	39,189
Shares redeemed	(1,382)
Shares issued to holders in reinvestment of distribution	21
Net increase	37,828

(1) The Fund commenced operations on November 7, 2014.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the period ended August 31, 2015 are detailed below.

Purchases
U.S. Government	$—
Other	313,583,219
$313,583,219
Sales
U.S. Government	$—
Other	166,081,531
$166,081,531

(9)	Security Transactions with Affiliates

Generally, an issuer is an affiliate of the Fund under the 1940 Act if the Fund holds 5% or more of the outstanding voting securities of the issuer or if the issuer is under common control with the Fund.

A summary of transactions of affiliates for the period ended August 31, 2015 is as follows:

	November 7,						August 31,
	2014*		Additions		Reductions		2015		Realized	August 31, 2015
	Share		Share		Share		Share	Dividend	Gain
Issuer Name	Balance	Cost	Balance	Cost	Balance	Cost	Balance	Income	(Loss)	Value	Cost
William Blair Macro
Allocation Fund	—	$—	1,317,157	$17,042,134	—	$—	1,317,157	$554,161	$—	$15,700,506	$17,042,134

*	The Fund commenced operations on November 7, 2014.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
August 31, 2015

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2015, William Blair & Company LLC, for the benefit of its customers, held 94.20% and 26.44% of Class I and Class N shares, respectively. Charles Schwab and Co., Inc., for the benefit of its customers, held 72.94% and 40.97% of Class N shares and Institutional Class shares, respectively. SEI Private Trust Company, for the benefit of its customers, held 58.22% of the Institutional Class shares.

(11)	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $20,000,000, which expires on August 12, 2016. This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments. Interest will be accrued at the prime rate of 3.25% as of August 31, 2015. The credit facility is with the Fund’s custodian, U.S. Bank. The following table provides information regarding the usage of the line of credit for the period ended August 31, 2015. There was no outstanding balance on the line of credit as of August 31, 2015.

	Average		Maximum	Date of
Days	Amount of	Interest	Amount of	Maximum
Utilized	Borrowing	Expense	Borrowing	Borrowing
10	$232,800	$210	$421,000	6/12/2015

(12)	Subsequent Event

Effective October 1, 2015, William Blair & Company, L.L.C. transferred the investment advisory agreement for the Fund to its affiliate, William Blair Investment Management, LLC.

William Blair Directional Multialternative Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of William Blair Directional Multialternative Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the William Blair Directional Multialternative Fund (the “Fund”), a portfolio of the diversified series constituting Trust for Professional Managers, as of August 31, 2015, and the related statement of operations, and the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Milwaukee, Wisconsin
October 30, 2015

William Blair Directional Multialternative Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

William Blair Directional Multialternative Fund
Additional Information
(Unaudited)

Tax Information

For the fiscal period ended August 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 19.64%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2015 was 13.26%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund were as follows (unaudited): 100%.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-772-4166.

Independent Trustees

		Term of		Portfolios
	Position(s)	Office and		in Trust	Number of
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair,	38	Independent Trustee,
615 E. Michigan St.		Term; Since	Department of Accounting,		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	Marquette University		open-end investment
Age: 60		2001	(2004–present).		company with three
					portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	38	Independent Trustee,
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline company)		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	(1986–present).		open-end investment
Age: 58		2001			company with three
					portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–present);	38	Independent Trustee,
615 E. Michigan St.		Term; Since	Managing Director, Chief		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Administrative Officer (“CAO”)		Endowment fund complex
Age: 72		2009	and Chief Compliance		(three closed-end
			Officer (“CCO”), Granite Capital		investment companies);
			International Group, L.P. (an		Independent Trustee,
			investment management firm)		Gottex Multi-Alternatives
			(1994–2011).		fund complex (three
					closed-end investment
					companies); Independent
					Manager, Ramius IDF
					fund complex (two
					closed-end investment
					companies); Independent
					Trustee, Gottex Trust
					(an open-end investment
					company with one
					portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President,	38	Trustee, Buffalo Funds
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund Services, LLC		(an open-end investment
Milwaukee, WI 53202	Trustee	August 22,	(1994–present).		company with ten
Age: 53		2001			portfolios); Trustee, USA
					MUTUALS (an open-end
					investment company
					with three portfolios).

William Blair Directional Multialternative Fund

Additional Information (Continued)
(Unaudited)

		Term of		Portfolios
	Position(s)	Office and		in Trust	Number of
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

John Buckel	President	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	and	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,	(2004–present).
Age: 58	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,	(2002–present).
Age: 41	and	2013
Principal
Financial and
Accounting
Officer

Adam W. Smith	Assistant	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	Fund Services, LLC (April 2012–
Milwaukee, WI 53202		January 22,	present); Research Associate,
Age: 33		2015	Vista360, LLC (May 2010–
April 2012); Student, Marquette
University Law School
(August 2007–May 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	FundServices, LLC (January 2014–
Milwaukee, WI 53202	Officer, Vice	July 1,	present); Senior Vice President,
Age: 55	President	2014	Ariel Investments, LLC, (2010–2013);
	and Anti-		Vice President, Ariel Investments, LLC
	Money		(2003–2010).
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 33		2011

Cullen O. Small	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(2010–present).
Age: 28		2015

Kelly A. Burns	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		April 23,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2011–present);
Student, Illinois State
University (2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 1,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-772-4166. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-772-4166, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-772-4166 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

William Blair Directional Multialternative Fund

Investment Adviser	William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois 60606

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois 60606

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 8/31/15
Audit Fees	$18,375
Audit-Related Fees	0
Tax Fees	6,375
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche, LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/15
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/15
Registrant	$0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A copy of the registrant’s Code of Ethics if files herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/John Buckel
John Buckel, President

Date   November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date   November 3, 2015

By (Signature and Title)*        /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   November 3, 2015

* Print the name and title of each signing officer under his or her signature.